NOTES PAYABLE, RELATED PARTIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Payable, Related Parties, Noncurrent	$ 0	$ 199,415
Interest Payable, Current	447,581	426,110	$ 390,342
Notes Payable, Related Parties, Current	$ 199,415	$ 199,415	$ 157,854
Minimum [Member]
Related Party Transaction, Rate	10.00%	10.00%
Default simple interest rate	10.00%	10.00%
Maximum [Member]
Related Party Transaction, Rate	18.00%	18.00%
Default simple interest rate	24.00%	24.00%